RECEIVABLES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Receivables [Abstract]
Receivables

Receivables consist of the following (in thousands):

	June 30, 2013	December 31, 2012
Receivables – current
Accounts receivable – trade	$9,664	$8,701
Refundable income tax	1,807	9,331
Refundable value added tax	48,186	40,020
Accounts receivable – other	4,950	4,386

	$64,607	$62,438

Receivables – non-current
Refundable value added tax	$38,539	$48,767

Receivables consist of the following (in thousands):

	December 31, 2012	December 31, 2011
Receivables – current portion
Accounts receivable – trade	$8,701	$14,366
Refundable income tax	9,331	11,480
Refundable value added tax	40,020	52,968
Accounts receivable – other	4,386	4,683

	$62,438	$83,497

Receivables – non-current portion
Refundable value added tax	$48,767	$40,314